Statements of Operations and (Loss) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2011	Nov. 30, 2010	May 31, 2011	May 31, 2010
Subscription revenue	$ 157,882	$ 179,890	$ 333,803	$ 352,090	$ 760,475	$ 834,081
FOREX revenue	9,156	17,740	20,847	44,100	55,822	72,636
Advertising revenue	8,700	8,100	38,680	16,200	28,800	33,100
Total revenue	175,738	205,730	393,330	412,390	845,097	939,817
Cost of services sold	112,943	133,580	292,948	266,780	556,195	531,184
Gross profit	62,795	72,150	100,382	145,610	288,902	408,633
General & administrative expenses	332,235	130,288	585,796	398,028	948,822	734,555
Advertising expenses	39,519	19,450	79,840	39,850	84,760	220,291
Net (loss) for the quarter	$ (308,959)	$ (77,588)	$ (565,254)	$ (292,268)	$ (744,680)	$ (546,213)
Weighted average number of common shares outstanding – basic (reflecting 8 to 1 reverse stock split) (in Shares)	4,872,491	4,198,962	4,865,562	4,086,142	35,236,696	43,308,795
Earnings (loss) per share - basic (in Dollars per share)	$ (0.06)	$ (0.02)	$ (0.12)	$ (0.07)	$ (0.02)	$ (0.01)
Weighted average number of common shares outstanding – diluted (in Shares)	5,056,953	5,012,742	5,021,581	4,172,658	46,294,505	43,395,097
Earnings (loss) per share - diluted (in Dollars per share)	$ (0.06)	$ (0.02)	$ (0.11)	$ (0.07)	$ (0.01)	$ (0.01)